Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2016
Summary of Cross Currency Swap Agreements
The following table reflects information relating to the cross-currency swaps as at June 30, 2016.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(44,079)	0.8
900,000	150,000	NIBOR	4.35%	6.43%	(48,959)	2.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(20,923)	3.9
					(113,961)

Interest Rate Swap Agreements
As at June 30, 2016, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(8,510)	2.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(3,588)	0.5	5.3
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	162,500	(39,428)	12.5	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	58,912	(3,005)	5.1	2.8
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	320,000	(31,768)	1.5	3.4
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	112,667	(2,538)	2.5	1.7
U.S. Dollar-denominated interest rate swaps (v)	LIBOR	197,629	(10,429)	9.2	2.3
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (vi)	EURIBOR	239,792	(41,247)	4.5	3.1
			(140,513)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2016, ranged from 0.30% to 2.80%.

(ii)	Principal amount reduces semi-annually.

(iii)
These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2017 and 2018 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.

(v)	Principal amount reduces quarterly commencing December 2017.

(vi)	Principal amount reduces monthly to 70.1 million Euros ($77.9 million) by the maturity dates of the swap agreements.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Current portion of derivative assets	Derivative assets	Accrued liabilities/ Advances from affiliates	Current portion of derivative liabilities	Derivative liabilities
As at June 30, 2016
Interest rate swap agreements	—	—	(5,903)	(24,802)	(109,808)
Interest rate swaption agreements	113	2,010	—	(8,404)	(13,259)
Cross-currency swap agreements	—	—	(1,101)	(49,606)	(63,254)
Toledo Spirit time-charter derivative	—	340	—	(600)	—
	113	2,350	(7,004)	(83,412)	(186,321)
As at December 31, 2015
Interest rate swap agreements	—	—	(6,833)	(41,028)	(56,276)
Interest rate swaption agreements	—	5,623	—	—	(6,406)
Cross-currency swap agreements	—	—	(1,181)	(9,755)	(117,846)
Toledo Spirit time-charter derivative	—	—	(3,186)	(1,300)	(1,810)
	—	5,623	(11,200)	(52,083)	(182,338)

Gain (Loss) for Derivative Instruments Not Designated or Qualifying as Hedging Instruments
The effect of the (loss) gain on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended June 30,
	2016			2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(6,613)	(6,220)	(12,833)	(7,319)	17,424	10,105
Interest rate swaption agreements	—	(7,088)	(7,088)	—	593	593
Toledo Spirit time-charter derivative	—	2,600	2,600	—	190	190
	(6,613)	(10,708)	(17,321)	(7,319)	18,207	10,888

	Six Months Ended June 30,
	2016			2015
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(13,256)	(26,877)	(40,133)	(14,624)	13,067	(1,557)
Interest rate swaption agreements	—	(18,757)	(18,757)	—	593	593
Toledo Spirit time-charter derivative	630	2,850	3,480	(570)	(1,610)	(2,180)
	(12,626)	(42,784)	(55,410)	(15,194)	12,050	(3,144)

Derivative Instruments, Gain (Loss)
For the periods indicated, the following table presents the effective and ineffective portion of losses on interest rate swap agreements designated and qualifying as cash flow hedges. The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Three Months Ended June 30, 2016				Three Months Ended June 30, 2015
Effective Portion Recognized in AOCI (i)	Statement of Income (ii)	Ineffective Portion (iii)		Effective Portion Recognized in AOCI (i)	Statement of Income (ii)	Ineffective Portion (iii)
(4,136)	—	484	Interest expense	—	—	—
(4,136)	—	484		—	—	—

Six Months Ended June 30, 2016				Six Months Ended June 30, 2015
Effective Portion Recognized in AOCI (i)	Statement of Income (ii)	Ineffective Portion (iii)		Effective Portion Recognized in AOCI (i)	Statement of Income (ii)	Ineffective Portion (iii)
(9,515)	—	(914)	Interest expense	—	—	—
(9,515)	—	(914)		—	—	—

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive (loss) income.

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive loss (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges.

Interest Rate Swaption [Member]
Interest Rate Swap Agreements
At June 30, 2016, the terms of the interest rate swaps underlying the interest rate swaptions were as follows:

	Interest Rate Index	Principal Amount $	Start Date	Carrying Amount of Assets (Liability)	Remaining Term (Years)	Fixed Interest Rate (%)
Interest rate swaption - Call Option	LIBOR	155,000 (i)	April 28, 2017	113	7.5	3.34%
Interest rate swaption - Put Option	LIBOR	155,000 (i)	April 28, 2017	(8,404)	7.5	2.15%
Interest rate swaption - Call Option	LIBOR	160,000 (ii)	January 31, 2018	742	8.0	3.10%
Interest rate swaption - Put Option	LIBOR	160,000 (ii)	January 31, 2018	(7,168)	8.0	1.97%
Interest rate swaption - Call Option	LIBOR	160,000 (iii)	July 16, 2018	1,268	8.0	2.94%
Interest rate swaption - Put Option	LIBOR	160,000 (iii)	July 16, 2018	(6,091)	8.0	1.83%

(i)	Amortizing every three months from $155.0 million in April 2017 to $85.4 million in October 2024.

(ii)	Amortizing every three months from $160.0 million in January 2018 to $82.5 million in January 2026.

(iii)	Amortizing every three months from $160.0 million in July 2018 to $82.5 million in July 2026.